Pension and Other Post-retirement Benefits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.50%	4.31%
Rate of future compensation increase (as a percent)	3.92%	3.94%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate (as a percent)	4.31%	4.89%	4.05%
Rate of future compensation increase (as a percent)	3.94%	3.91%	3.97%
Expected long-term return on plan assets (as a percent)	7.70%	7.80%	7.90%
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (12,892)
Effect of one-percentage-point decrease in discount rate on expense	16,810
Effect of one-percentage-point increase in discount rate on benefit obligation	(157,394)
Effect of one-percentage-point decrease in discount rate on benefit obligation	197,869
Effect of one-percentage-point increase in expected long-term rate of return on plan assets	(11,629)
Effect of one-percentage-point decrease in expected long-term rate of return on plan assets	11,629
Effect of one-percentage-point increase in rate of future compensation increase on expense	461
Effect of one-percentage-point decrease in rate of future compensation increase on expense	(442)
Effect of one-percentage-point increase in rate of future compensation increase on benefit obligation	2,504
Effect of one-percentage-point decrease in rate of future compensation increase on benefit obligation	$ (2,417)
Post-retirement Benefits
Weighted-average assumptions used to determine net periodic benefit costs
Increase in per capita cost of covered health care benefits assumed for next fiscal year (as a percent)	8.00%
Expected ultimate pre-Medicare and post-Medicare rate (as a percent)	5.00%
Year that reaches the ultimate trend rate	2021
Effect of one-percentage-point change
Effect of one-percentage-point increase in discount rate on expense	$ (64)
Effect of one-percentage-point decrease in discount rate on expense	5,035
Effect of one-percentage-point increase in discount rate on benefit obligation	(33,462)
Effect of one-percentage-point decrease in discount rate on benefit obligation	40,619
Effect of one-percentage-point increase in health care cost trend rate on expense	1,749
Effect of one-percentage-point decrease in health care cost trend rate on expense	(1,451)
Effect of one-percentage-point increase in health care cost trend rate on benefit obligation	38,194
Effect of one-percentage-point decrease in health care cost trend rate on benefit obligation	$ (31,112)